UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09116

Van Wagoner Funds, Inc.
(Exact name of registrant as specified in charter)

3 Embarcadero Center, Suite 1120 San Francisco, CA			94111
(Address of principal executive offices)			(Zip code)

Susan Freund 3 Embarcadero Center, Suite 1120 San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		415-835-5000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi-Annual Report

June 30, 2007
(Unaudited)

Small-Cap Growth Fund

Growth Opportunities Fund

Emerging Growth Fund

This report is submitted for the general information of shareholders of Van Wagoner Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds. The Prospectus gives details about charges, investment objectives, risks and operating policies of the Funds. Read the Prospectus carefully.

Van Wagoner Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia,
PA 19406

Van Wagoner Funds Semi-Annual Report

Dear Fellow Shareholders:

At first look, the mid-point of 2007 looks very similar to the end of 2006. The economy's condition is mostly positive, interest rates remain low and global liquidity levels remain high. The stock market keeps moving mostly upwards. The NASDAQ Composite returned 7.78% for the first half of 2007 while the Russell 2000 Growth Index returned 9.25%. While the index performance has been positive, the performance of the Van Wagoner Funds has reflected their concentration in the smaller capitalization technology stocks. The Van Wagoner Small-Cap Growth Fund returned 2.49%; the Growth Opportunities Fund returned 1.31% while the Emerging Growth Fund posted a 2.61% gain for the first six months of 2007.

The overall direction of the market remains positive for smaller companies, as it does for the stock market as a whole. Investors continue to benefit from a remarkable stock market run that includes much of the overall market. The current bull market appears to just keep going and going.

After a first half of 2007 that saw the overall technology sector perform roughly in line with the rest of the market, the second half of 2007 may prove to be a turning point for the sector overall. With gross domestic product (GDP) likely to at least match the 0.7% annual growth rate seen in the first quarter and without a major resurgence in inflation, U.S. corporations may finally begin to upgrade aging technology. Their goal: to increase productivity and efficiency to compete with low-labor-cost rivals in other countries.

Previously, we've discussed two major trends in technology that we continue to see evolve. The first trend is the convergence of services/capabilities found in the 'all in one' devices that include text, phone, camera, video, email, and internet access. The second trend is the build out of technology infrastructure as companies compete for the home market—hi speed, DSL, cable, phone, video on demand, etc. The network capacity, as well as the related equipment and services, needed to deliver these services to consumers have continued to grow.

We've seen excess semiconductor inventories shrinking as manufacturers pared back production. Although the new product cycle that many analysts had expected early in 2007 (due largely to the release of Microsoft's new Vista operating system as well as the launch of the iPhone) proved to be a bit disappointing, it appears to have only been delayed. We believe companies and consumers will continue to upgrade software as they move into new budget cycles and into the back-to-school and holiday shopping seasons.

During the last part of 2006 and into 2007, one of the main factors that slowed growth has been the consolidation of large service providers in the form of mergers and acquisitions. These firms all have to merge their product lines, sort through personnel consolidation, geographic company integrations, etc. and that causes business to slow down while they work through the myriad of resulting issues.

We are seeing people in the markets getting comfortable that many of those issues are behind us rather than in front of us, but may linger through out the year for some companies and projects. We believe most people now see 'the big wave' in technology spending happening and hope that the issues that have prevented stronger orders are now receding. We feel this is one of the reasons we've seen our performance improve recently.

Another particularly bright spot in the technology sector is communications equipment. The sector should continue to benefit from the expansion of China's infrastructure, partly driven by their preparation for the 2008 Beijing Olympics. Technology companies may also get a boost from the

Van Wagoner Funds Semi-Annual Report

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1

Van Wagoner Funds Semi-Annual Report

ongoing battles within the telecommunications arena and between telecom and cable as they fight to be the sole consumer providers.

We are involved in the booming technology market in China via our investment in select US companies. One of these companies, Asiainfo Holdings, Ltd. (NASDAQ: ASIA), has done very well. The firm does all the back office/billing and provides other services for China Mobile, which is the largest mobile operator in China. China is a huge market that can have sub-growth in a month of 5 million people—the scale in China is huge. In the U.S., people are worried about the growth of firms like Verizon Communications (NYSE: VZ), but in China a company like Asiainfo Holdings, Ltd. can add in a month what Verizon Communications does in a quarter—or more. We are currently invested in a few companies that play into the Chinese market. We hold two contract manufacturing firms, China Grentech Corporation Ltd. (NASDAQ: GRRF) which creates equipment for the telecommunications business. The other firm is Comtech Group, Inc. (NASDAQ: COGO) which creates varied electrical equipment (not only phones). They manufacture electronics equipment such as stereo systems for automotive companies. Another firm we like is Gigamedia Limited (NASDAQ: GIGM), which provides online gaming in Asia. So we're trying to be involved in growth of that country. We have about 7% invested in companies doing business in China—just enough to keep our toe in the water.

We like the trends we're invested in and, although we may 'change some of the horses in the race' from time to time, we like the track we're on and the race we're running. We don't expect shareholders will see a lot of change in our current holdings and sector allocations unless something dramatic happens in the market between now and the end of the year.

Sincerely,

Garrett R. Van Wagoner
Portfolio Manager
Van Wagoner Capital Management, Inc.

Please see pages 5-10 for information regarding specific portfolio allocations. Portfolio holdings are subject to change at any time.

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Van Wagoner Funds Portfolio Holdings Summary

Sector Weightings (Unaudited)

As of June 30, 2007, the Van Wagoner Funds' portfolios were invested in the following sectors:

Small-Cap Growth Fund
Common Stocks
Information Technology	93.01%
Consumer Discretionary	2.17
Telecommunication Services	1.84
Short-Term Investments	2.98
Total	100.00%
Growth Opportunities Fund
Common Stocks
Information Technology	93.61%
Consumer Discretionary	2.33
Telecommunication Services	1.93
Short-Term Investments	2.13
Total	100.00%

Emerging Growth Fund
Common Stocks
Information Technology	93.87%
Consumer Discretionary	2.30
Telecommunication Services	1.74
Short-Term Investments	2.09
Total	100.00%

As a percentage of total investments as of June 30, 2007. Holdings are subject to change.

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3 Van Wagoner Funds Portfolio Holdings Summary

Van Wagoner Funds Expense Example (Unaudited)

We believe it is important for shareholders to have a clear understanding of Fund expenses and the impact they can have on investment return. The following example is presented to illustrate a shareholder's cost of owning the Van Wagoner Funds.

Example

As a shareholder of the Van Wagoner Funds, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. The Funds currently do not charge any transaction costs, such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; or exchange fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in each of these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period in each Fund.

Hypothetical Example For Comparison Purposes

The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in each of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only in each of the Funds. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

  For the Period January 1, 2007 to June 30, 2007

Small-Cap Growth Fund	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,024.90	5.79%	$29.21
Hypothetical 5% Return	$1,000.00	$996.08	5.79%	$28.79
Growth Opportunities Fund
Actual Fund Return	$1,000.00	$1,013.10	6.53%	$32.76
Hypothetical 5% Return	$1,000.00	$992.39	6.53%	$32.42
Emerging Growth Fund
Actual Fund Return	$1,000.00	$1,026.10	4.93%	$24.91
Hypothetical 5% Return	$1,000.00	$1,000.35	4.93%	$24.59

*Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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Van Wagoner Funds Schedule of Investments

Van Wagoner Small-Cap Growth Fund June 30, 2007 (Unaudited)

Number of Shares		Market Value
COMMON STOCKS 97.67%
	Cellular Telecommunications 1.52%
42,500	Airspan Networks, Inc.*	$154,275
	Computers - Integrated Systems 1.51%
3,500	Riverbed Technology, Inc.*	153,370
	Computers & Peripherals 2.84%
17,500	Brocade Communications Systems, Inc.*	136,850
200	Data Domain, Inc.*	4,600
9,500	Isilon Systems, Inc.*	146,490
		287,940
	Consumer Durables & Apparel 1.00%
20,700	Syntax-Brillian Corp.*	101,844
	Electronic Components - Semiconductor 0.92%
41,600	Bookham, Inc.*	93,600
	Electronic Design Automation 1.30%
8,000	Comtech Group, Inc.*	132,080
	Electronic Equipment & Instruments 0.71%
20,700	Netlist, Inc.*	72,450
	Internet Software & Services 14.75%
2,350	Akamai Technologies, Inc.*	114,304
27,500	AsiaInfo Holdings, Inc.*	266,750
3,000	Digital River, Inc.*	135,750
1,750	Equinix, Inc.*	160,073
2,750	F5 Networks, Inc.*	221,650
18,000	GigaMedia Ltd.*	242,640
17,000	Internap Network Services Corp.*	245,140
2,500	Limelight Networks, Inc.*	49,450
8,100	NaviSite, Inc.*	61,560
		1,497,317

Number of Shares		Market Value
	Networking Products 6.29%
12,500	Acme Packet, Inc.*	$143,625
9,500	BigBand Networks, Inc.*	124,545
15,500	Foundry Networks, Inc.*	258,230
17,200	Veraz Networks, Inc.*	112,144
		638,544
	Semiconductor & Semiconductor Equipment 23.88%
16,000	ARM Holdings plc ADR	140,000
10,000	ANADIGICS, Inc.*	137,900
40,000	Applied Micro Circuits Corp.*	100,000
7,000	Atheros Communications, Inc.*	215,880
52,500	EMCORE Corp.*	286,125
3,000	FormFactor, Inc.*	114,900
77,500	Mindspeed Technologies, Inc.*	171,275
16,000	MIPS Technologies, Inc.*	140,640
7,500	NetLogic Microsystems, Inc.*	238,800
20,000	PLX Technology, Inc.*	223,200
20,000	PMC - Sierra, Inc.*	154,600
10,000	SRS Labs, Inc.*	97,500
2,500	Tessera Technologies, Inc.*	101,375
100,000	TranSwitch Corp.*	182,000
3,000	Varian Semiconductor Equipment Associates, Inc.*	120,180
		2,424,375
	Software & Services 12.81%
4,000	Cogent Communications Group, Inc.*	119,480
10,000	CommVault Systems, Inc.*	172,700
10,300	Interactive Intelligence, Inc.*	212,180
4,250	Nuance Communications, Inc.*	71,102
15,000	Phoenix Technologies Ltd.*	126,450
1,750	priceline.com, Inc.*	120,295
2,000	SAVVIS, Inc.*	99,020
14,000	Smith Micro Software, Inc.*	210,840
4,250	Synchronoss Technologies, Inc.*	124,695
8,500	TeleCommunication Systems, Inc. - Class A*	43,180
		1,299,942

See notes to financial statements.

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5 Van Wagoner Funds Schedule of Investments

Van Wagoner Funds Schedule of Investments

Van Wagoner Small-Cap Growth Fund (cont'd.) June 30, 2007 (Unaudited)

Number of Shares		Market Value
	Telecommunication Equipment 15.81%
10,000	ARRIS Group, Inc.*	$175,900
17,500	Opnext, Inc.*	231,700
12,700	Optium Corp.*	160,655
12,500	Sonus Networks, Inc.*	106,500
225,000	Sunrise Telecom, Inc.*	715,500
10,000	Symmetricom, Inc.*	84,000
75,000	WJ Communications, Inc.*	131,250
		1,605,505
	Telecommunication Equipment - Fiber Optics 10.41%
125,000	Avanex Corp.*	225,000
19,000	C-COR, Inc.*	267,140
5,000	Ciena Corp.*	180,650
20,000	EXFO Electro-Optical Engineering, Inc.*	139,600
47,500	Finisar Corp.*	179,550
4,300	Oplink Communications, Inc.*	64,500
		1,056,440
	Telecommunication Services 0.27%
4,000	Allot Communications Ltd.*	27,200
	Wireless Equipment 3.65%
4,100	Alvarion Ltd.*	38,253
3,400	Aruba Networks, Inc.*	68,340
12,500	China GrenTech Corp. Ltd. ADR*	167,250
3,000	InterDigital, Inc.*	96,510
		370,353
	Total Common Stocks (Cost $8,404,421)	9,915,235

Market Value
SHORT-TERM INVESTMENT 3.00%
PNC Bank Money Market Account, 4.76%	$304,580
Total Short-Term Investment (Cost $304,580)	304,580
Total Investments 100.67% (Cost $8,709,001)	10,219,815
Liabilities in Excess of Other Assets (0.67)%	(67,551)
NET ASSETS 100.00%	$10,152,264

*  Non-income producing.

ADR  American-Depository Receipt

See notes to financial statements.

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Van Wagoner Funds Schedule of Investments

Van Wagoner Growth Opportunities Fund June 30, 2007 (Unaudited)

Number of Shares		Market Value
COMMON STOCKS 99.11%
	Cellular Telecommunications 1.54%
40,000	Airspan Networks, Inc.*	$145,200
	Computers - Integrated Systems 1.63%
3,500	Riverbed Technology, Inc.*	153,370
	Computers & Peripherals 3.56%
22,500	Brocade Communications Systems, Inc.*	175,950
200	Data Domain, Inc.*	4,600
10,000	Isilon Systems, Inc.*	154,200
		334,750
	Consumer Durables & Apparel 1.08%
20,700	Syntax-Brillian Corp.*	101,844
	Electronic Components - Semiconductor 0.99%
41,600	Bookham, Inc.*	93,600
	Electronic Design Automation 1.32%
7,500	Comtech Group, Inc.*	123,825
	Electronic Equipment & Instruments 0.70%
18,800	Netlist, Inc.*	65,800
	Internet Software & Services 14.70%
2,150	Akamai Technologies, Inc.*	104,576
21,500	AsiaInfo Holdings, Inc.*	208,550
3,250	Digital River, Inc.*	147,063
1,500	Equinix, Inc.*	137,205
2,500	F5 Networks, Inc.*	201,500
18,500	GigaMedia Ltd.*	249,380
16,000	Internap Network Services Corp.*	230,720
2,300	Limelight Networks, Inc.*	45,494
7,600	NaviSite, Inc.*	57,760
		1,382,248

Number of Shares		Market Value
	Networking Products 6.07%
11,500	Acme Packet, Inc.*	$132,135
9,000	BigBand Networks, Inc.*	117,990
12,500	Foundry Networks, Inc.*	208,250
17,200	Veraz Networks, Inc.*	112,144
		570,519
	Semiconductor & Semiconductor Equipment 23.31%
15,000	ARM Holdings plc ADR	131,250
10,000	ANADIGICS, Inc.*	137,900
30,000	Applied Micro Circuits Corp.*	75,000
6,500	Atheros Communications, Inc.*	200,460
37,500	EMCORE Corp.*	204,375
3,000	FormFactor, Inc.*	114,900
71,500	Mindspeed Technologies, Inc.*	158,015
16,000	MIPS Technologies, Inc.*	140,640
6,000	NetLogic Microsystems, Inc.*	191,040
19,000	PLX Technology, Inc.*	212,040
20,000	PMC - Sierra, Inc.*	154,600
10,000	SRS Labs, Inc.*	97,500
2,250	Tessera Technologies, Inc.*	91,238
90,000	TranSwitch Corp.*	163,800
3,000	Varian Semiconductor Equipment Associates, Inc.*	120,180
		2,192,938
	Software & Services 13.02%
4,000	Cogent Communications Group, Inc.*	119,480
10,000	CommVault Systems, Inc.*	172,700
7,400	Interactive Intelligence, Inc.*	152,440
4,250	Nuance Communications, Inc.*	71,102
12,500	Phoenix Technologies Ltd.*	105,375
1,750	priceline.com, Inc.*	120,295
2,000	SAVVIS, Inc.*	99,020
15,000	Smith Micro Software, Inc.*	225,900
4,000	Synchronoss Technologies, Inc.*	117,360
8,000	TeleCommunication Systems, Inc. - Class A*	40,640
		1,224,312

See notes to financial statements.

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7 Van Wagoner Funds Schedule of Investments

Van Wagoner Funds Schedule of Investments

Van Wagoner Growth Opportunities Fund (cont'd.) June 30, 2007 (Unaudited)

Number of Shares		Market Value
	Telecommunication Equipment 17.04%
13,000	ARRIS Group, Inc.*	$228,670
17,500	Opnext, Inc.*	231,700
13,200	Optium Corp.*	166,980
15,000	Sonus Networks, Inc.*	127,800
200,000	Sunrise Telecom, Inc.*	636,000
10,000	Symmetricom, Inc.*	84,000
72,700	WJ Communications, Inc.*	127,225
		1,602,375
	Telecommunication Equipment - Fiber Optics 10.22%
115,000	Avanex Corp.*	207,000
14,000	C-COR, Inc.*	196,840
5,500	Ciena Corp.*	198,715
20,000	EXFO Electro-Optical Engineering, Inc.*	139,600
42,500	Finisar Corp.*	160,650
3,900	Oplink Communications, Inc.*	58,500
		961,305
	Telecommunication Services 0.25%
3,500	Allot Communications Ltd.*	23,800
	Wireless Equipment 3.68%
4,100	Alvarion Ltd.*	38,253
3,200	Aruba Networks, Inc.*	64,320
11,000	China GrenTech Corp. Ltd. ADR*	147,180
3,000	InterDigital, Inc.*	96,510
		346,263
	Total Common Stocks (Cost $7,948,439)	9,322,149

Market Value
SHORT-TERM INVESTMENT 2.15%
PNC Bank Money Market Account, 4.76%	$202,527
Total Short-Term Investment (Cost $202,527)	202,527
Total Investments 101.26% (Cost $8,150,966)	9,524,676
Liabilities in Excess of Other Assets (1.26)%	(118,637)
NET ASSETS 100.00%	$9,406,039

*  Non-income producing.

ADR  American-Depository Receipt

See notes to financial statements.

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Van Wagoner Funds Schedule of Investments

Van Wagoner Emerging Growth Fund June 30, 2007 (Unaudited)

Number of Shares		Market Value
COMMON STOCKS 99.28%
	Cellular Telecommunications 1.61%
125,000	Airspan Networks, Inc.*	$453,750
	Computers - Integrated Systems 1.55%
10,000	Riverbed Technology, Inc.*	438,200
	Computers & Peripherals 2.80%
50,000	Brocade Communications Systems, Inc.*	391,000
600	Data Domain, Inc.*	13,800
25,000	Isilon Systems, Inc.*	385,500
		790,300
	Consumer Durables & Apparel 1.11%
63,600	Syntax-Brillian Corp.*	312,912
	Electronic Components - Semiconductor 1.33%
166,800	Bookham, Inc.*	375,300
	Electronic Design Automation 1.32%
22,500	Comtech Group, Inc.*	371,475
	Electronic Equipment & Instruments 0.70%
56,573	Netlist, Inc.*	198,006
	Internet Software & Services 14.96%
6,500	Akamai Technologies, Inc.*	316,160
65,000	AsiaInfo Holdings, Inc.*	630,500
8,500	Digital River, Inc.*	384,625
4,500	Equinix, Inc.*	411,615
9,000	F5 Networks, Inc.*	725,400
50,000	GigaMedia Ltd.*	674,000
52,500	Internap Network Services Corp.*	757,050
7,700	Limelight Networks, Inc.*	152,306
22,115	NaviSite, Inc.*	168,074
		4,219,730

Number of Shares		Market Value
	Networking Products 5.89%
32,500	Acme Packet, Inc.*	$373,425
25,000	BigBand Networks, Inc.*	327,750
37,500	Foundry Networks, Inc.*	624,750
51,600	Veraz Networks, Inc.*	336,432
		1,662,357
	Semiconductor & Semiconductor Equipment 23.88%
45,000	ARM Holdings plc ADR	393,750
32,500	ANADIGICS, Inc.*	448,175
100,000	Applied Micro Circuits Corp.*	250,000
22,500	Atheros Communications, Inc.*	693,900
117,500	EMCORE Corp.*	640,375
8,500	FormFactor, Inc.*	325,550
210,000	Mindspeed Technologies, Inc.*	464,100
47,500	MIPS Technologies, Inc.*	417,525
18,500	NetLogic Microsystems, Inc.*	589,040
60,300	PLX Technology, Inc.*	672,948
60,000	PMC - Sierra, Inc.*	463,800
30,000	SRS Labs, Inc.*	292,500
6,500	Tessera Technologies, Inc.*	263,575
275,000	TranSwitch Corp.*	500,500
8,000	Varian Semiconductor Equipment Associates, Inc.*	320,480
		6,736,218
	Software & Services 12.79%
10,000	Cogent Communications Group, Inc.*	298,700
30,000	CommVault Systems, Inc.*	518,100
20,900	Interactive Intelligence, Inc.*	430,540
12,500	Nuance Communications, Inc.*	209,125
12,500	Synchronoss Technologies, Inc.*	366,750
50,000	Phoenix Technologies Ltd.*	421,500
5,000	priceline.com, Inc.*	343,700
6,000	SAVVIS, Inc.*	297,060
40,000	Smith Micro Software, Inc.*	602,400
23,750	TeleCommunication Systems, Inc. - Class A*	120,650
		3,608,525

See notes to financial statements.

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9 Van Wagoner Funds Schedule of Investments

Van Wagoner Funds Schedule of Investments

Van Wagoner Emerging Growth Fund (cont'd.) June 30, 2007 (Unaudited)

Number of Shares		Market Value
	Telecommunication Equipment 15.56%
30,000	ARRIS Group, Inc.*	$527,700
47,500	Opnext, Inc.*	628,900
34,100	Optium Corp.*	431,365
45,000	Sonus Networks, Inc.*	383,400
580,000	Sunrise Telecom, Inc.*	1,844,400
25,000	Symmetricom, Inc.*	210,000
207,900	WJ Communications, Inc.*	363,825
		4,389,590
	Telecommunication Equipment - Fiber Optics 11.65%
400,000	Avanex Corp.*	720,000
42,500	C-COR, Inc.*	597,550
20,000	Ciena Corp.*	722,600
75,000	EXFO Electro-Optical Engineering, Inc.*	523,500
130,000	Finisar Corp.*	491,400
15,566	Oplink Communications, Inc.*	233,490
		3,288,540
	Telecommunication Services 0.27%
11,253	Allot Communications Ltd.*	76,520
	Wireless Equipment 3.86%
11,607	Alvarion Ltd.*	108,293
9,900	Aruba Networks, Inc.*	198,990
37,500	China GrenTech Corp. Ltd. ADR*	501,750
8,750	InterDigital, Inc.*	281,488
		1,090,521
	Total Common Stocks (Cost $23,551,301)	28,011,944

Market Value
SHORT-TERM INVESTMENT 2.12%
PNC Bank Money Market Account, 4.76%	$598,227
Total Short-Term Investment (Cost $598,227)	598,227
Total Investments 101.40% (Cost $24,149,528)	28,610,171
Liabilities in Excess of Other Assets (1.40)%	(395,719)
NET ASSETS 100.00%	$28,214,452

*  Non-income producing.

ADR  American-Depository Receipt

See notes to financial statements.

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11

Van Wagoner Funds Statements of Assets and Liabilities

June 30, 2007 (Unaudited)

	SMALL-CAP GROWTH FUND	GROWTH OPPORTUNITIES FUND	EMERGING GROWTH FUND
ASSETS:
Investments, at value (cost $8,709,001, $8,150,966 and $24,149,528, respectively)	$10,219,815	$9,524,676	$28,610,171
Cash	—	—	1
Receivable for investments sold	54,649	55,246	84,884
Receivable for fund shares sold	—	150	141
Interest receivable	255	243	1,201
Prepaid expenses and other assets	153,037	107,620	419,914
Total Assets	10,427,756	9,687,935	29,116,312
LIABILITIES:
Payable for investments purchased	219,159	222,219	670,249
Payable for fund shares redeemed	13,090	4,655	148,605
Accrued fund accounting and administration fees	15,242	15,242	15,242
Accrued investment advisory fees	8,607	7,973	23,908
Accrued distribution fees	—	567	1,154
Accrued expenses and other liabilities	19,394	31,240	42,702
Total Liabilities	275,492	281,896	901,860
NET ASSETS	$10,152,264	$9,406,039	$28,214,452
NET ASSETS CONSIST OF:
Capital stock	$58,334,634	$8,507,142	$543,236,889
Accumulated net investment loss	(290,612)	(325,169)	(712,082)
Accumulated net realized loss on investments	(49,402,572)	(149,644)	(518,770,998)
Net unrealized appreciation on investments	1,510,814	1,373,710	4,460,643
Net Assets	$10,152,264	$9,406,039	$28,214,452
CAPITAL STOCK, $0.0001 par value
Authorized	100,000,000	100,000,000	100,000,000
Issued and outstanding	1,027,115	936,365	5,983,552
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE (NET ASSETS/SHARES OUTSTANDING)	$9.88	$10.05	$4.72

See notes to financial statements.

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12

Van Wagoner Funds Statements of Operations

Six Months Ended June 30, 2007 (Unaudited)

	SMALL-CAP GROWTH FUND	GROWTH OPPORTUNITIES FUND	EMERGING GROWTH FUND
INVESTMENT INCOME:
Interest	$1,696	$3,066	$4,966
Dividends	1,268	1,198	3,225
Total Investment Income	2,964	4,264	8,191
EXPENSES:
Investment advisory fees	104,087	96,175	289,171
Insurance expense	48,183	43,538	125,543
Fund accounting and administration fees	45,242	45,242	45,242
Professional fees	42,147	38,318	100,467
Transfer agent fees and expenses	40,422	75,639	131,333
Directors' and officer's fees, salary and expenses	29,523	27,072	79,698
Distribution fees	13,877	12,932	38,252
Printing and postage expenses	11,818	11,308	35,091
State registration fees	10,960	9,628	11,634
Custody fees	10,080	9,791	10,202
Miscellaneous expenses	13,476	12,470	24,019
Total expenses	369,815	382,113	890,652
Advisory fee waiver	(48,579)	(44,444)	(136,162)
Expenses paid indirectly by brokers	(27,660)	(8,236)	(34,217)
Net Expenses	293,576	329,433	720,273
NET INVESTMENT LOSS	(290,612)	(325,169)	(712,082)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	211,167	199,951	799,492
Change in net unrealized appreciation or depreciation on investments	362,952	247,709	658,296
	574,119	447,660	1,457,788
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$283,507	$122,491	$745,706

See notes to financial statements.

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13 Van Wagoner Funds Financial Statements

Van Wagoner Funds Statements of Changes in Net Assets

	SMALL-CAP GROWTH FUND		GROWTH OPPORTUNITIES FUND
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
OPERATIONS:
Net investment loss	$(290,612)	$(494,832)	$(325,169)	$(686,695)
Net realized gain on investments	211,167	1,078,133	199,951	1,255,699
Change in net unrealized appreciation or depreciation on investments	362,952	120,427	247,709	(99,669)
Net increase in net assets resulting from operations	283,507	703,728	122,491	469,335
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	126,086	5,183,360	345,125	780,439
Redemption of shares	(2,368,836)	(9,559,473)	(2,255,478)	(5,011,428)
Net decrease from share transactions	(2,242,750)	(4,376,113)	(1,910,353)	(4,230,989)
TOTAL DECREASE IN NET ASSETS	(1,959,243)	(3,672,385)	(1,787,862)	(3,761,654)
NET ASSETS:
Beginning of period	12,111,507	15,783,892	11,193,901	14,955,555
End of period	$10,152,264	$12,111,507	$9,406,039	$11,193,901
Accumulated net investment loss	$(290,612)	$—	$(325,169)	$—
TRANSACTIONS IN SHARES:
Shares sold	12,973	485,264	34,588	76,175
Shares redeemed	(241,608)	(969,893)	(226,093)	(491,967)
Net decrease	(228,635)	(484,629)	(191,505)	(415,792)

See notes to financial statements.

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	EMERGING GROWTH FUND
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
OPERATIONS:
Net investment loss	$(712,082)	$(1,396,186)
Net realized gain on investments	799,492	3,970,400
Change in net unrealized appreciation or depreciation on investments	658,296	1,206,857
Net increase in net assets resulting from operations	745,706	3,781,071
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	483,573	8,866,470
Redemption of shares	(8,464,702)	(17,235,734)
Net decrease from share transactions	(7,981,129)	(8,369,264)
TOTAL DECREASE IN NET ASSETS	(7,235,423)	(4,588,193)
NET ASSETS:
Beginning of period	35,449,875	40,038,068
End of period	$28,214,452	$35,449,875
Accumulated net investment loss	$(712,082)	$—
TRANSACTIONS IN SHARES:
Shares sold	104,491	1,811,097
Shares redeemed	(1,824,930)	(3,754,858)
Net decrease	(1,720,439)	(1,943,761)

See notes to financial statements.

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15 Van Wagoner Funds Financial Statements

Van Wagoner Funds Financial Highlights

For a Fund Share Outstanding Throughout the Period

	SMALL-CAP GROWTH FUND
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Net Asset Value, Beginning of Period	$9.64	$9.07	$10.36	$12.29	$8.94	$14.82
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.28)	(0.39)	(0.36)	(0.27)	(0.23)	(0.25)
Net realized and unrealized gains (losses) on investments	0.52	0.96	(0.93)	(1.66)	3.58	(5.63)
Total from investment operations	0.24	0.57	(1.29)	(1.93)	3.35	(5.88)
Net Asset Value, End of Period	$9.88	$9.64	$9.07	$10.36	$12.29	$8.94
Total Return(1)	2.49%	6.29%	(12.37)%	(15.79)%	37.47%	(39.68)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)	$10,152	$12,112	$15,784	$28,286	$42,296	$37,875
Ratio of expenses to average net assets:
Net of waivers and reimbursements and expenses paid indirectly by brokers(2)(3)(4)	5.29%	3.81%	3.32%	2.16%	2.03%	2.00%
Net of waivers and reimbursements and before fees and expenses paid indirectly by brokers(2)(3)(5)	5.79%	4.95%	4.46%	3.05%	2.39%	2.02%
Before waivers and reimbursements and expenses paid indirectly by brokers(2)(5)	6.66%	5.31%	4.46%	3.05%	3.08%	2.76%
Ratio of net investment loss to average net assets:
Net of waivers and reimbursements and expenses paid indirectly by brokers(2)(3)	(5.23)%	(3.30)%	(3.12)%	(2.09)%	(1.96)%	(1.86)%
Before waivers and reimbursements and expenses paid indirectly by brokers(2)	(6.61)%	(4.81)%	(4.26)%	(2.98)%	(3.01)%	(2.60)%
Portfolio turnover rate(1)	136%	817%	440%	225%	575%	540%

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3)  For the years ended December 31, 2005 and December 31, 2004, no expenses were waived or reimbursed.

(4)  Excludes dividends on short sales.

(5)  Includes dividends on short sales.

See notes to financial statements.

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Van Wagoner Funds Financial Highlights

For a Fund Share Outstanding Throughout the Period

	GROWTH OPPORTUNITIES FUND
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Period Ended December 31, 2003(1)
Net Asset Value, Beginning of Period	$9.92	$9.69	$11.15	$13.10	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.35)	(0.61)	(0.55)	(0.35)	(0.23)
Net realized and unrealized gains (losses) on investments	0.48	0.84	(0.91)	(1.43)	5.55
Total from investment operations	0.13	0.23	(1.46)	(1.78)	5.32
DISTRIBUTIONS:
Net realized gains	—	—	—	(0.17)	(2.22)
Net Asset Value, End of Period	$10.05	$9.92	$9.69	$11.15	$13.10
Total Return(2)	1.31%	2.48%	(13.11)%	(13.64)%	54.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)	$9,406	$11,194	$14,956	$25,986	$36,225
Ratio of expenses to average net assets:
Net of waivers and reimbursements and expenses paid indirectly by brokers(3)(4)(5)	6.37%	5.34%	5.01%	2.76%	2.87%
Net of waivers and reimbursements and before fees and expenses paid indirectly by brokers(3)(4)(6)	6.53%	6.03%	5.32%	3.44%	3.85%
Before waivers and reimbursements and expenses paid indirectly by brokers(3)(6)	7.39%	6.44%	5.32%	3.44%	4.01%
Ratio of net investment loss to average net assets:
Net of waivers and reimbursements and expenses paid indirectly by brokers(3)(4)	(6.29)%	(5.06)%	(4.47)%	(2.63)%	(2.81)%
Before waivers and reimbursements and expenses paid indirectly by brokers(3)	(7.30)%	(6.17)%	(4.77)%	(3.32)%	(3.95)%
Portfolio turnover rate(2)	132%	828%	570%	324%	315%

(1)  Commencement of operations was March 1, 2003.

(2)  Not annualized for periods less than one year.

(3)  Annualized for periods less than one year.

(4)  For the years ended December 31, 2005 and December 31, 2004, no expenses were waived or reimbursed.

(5)  Excludes dividends on short sales.

(6)  Includes dividends on short sales.

See notes to financial statements.

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17 Van Wagoner Funds Financial Statements

Van Wagoner Funds Financial Highlights

For a Fund Share Outstanding Throughout the Period

	EMERGING GROWTH FUND
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Net Asset Value, Beginning of Period	$4.60	$4.15	$5.35	$6.36	$4.32	$12.19
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.12)	(0.18)	(0.18)	(0.12)	(0.12)	(0.15)
Net realized and unrealized gains (losses)
on investments	0.24	0.63	(1.02)	(0.89)	2.16	(7.72)
Total from investment operations	0.12	0.45	(1.20)	(1.01)	2.04	(7.87)
Net Asset Value, End of Period	$4.72	$4.60	$4.15	$5.35	$6.36	$4.32
Total Return(1)	2.61%	10.84%	(22.29)%	(16.04)%	47.22%	(64.56)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)	$28,214	$35,450	$40,038	$85,100	$124,388	$97,559
Ratio of expenses to average net assets:
Net of waivers and reimbursements and expenses paid indirectly by brokers(2)(3)(4)	4.71%	3.70%	3.53%	2.06%	2.04%	2.00%
Net of waivers and reimbursements and before fees and expenses paid indirectly by brokers(2)(3)(5)	4.93%	4.44%	4.21%	2.84%	2.36%	2.00%
Before waivers and reimbursements and expenses paid indirectly by brokers(2)(5)	5.82%	4.81%	4.21%	2.84%	2.77%	2.31%
Ratio of net investment loss to average net assets:
Net of waivers and reimbursements and expenses paid indirectly by brokers(2)(3)	(4.65)%	(3.46)%	(3.28)%	(1.96)%	(2.00)%	(1.96)%
Before waivers and reimbursements and expenses paid indirectly by brokers(2)	(5.77)%	(4.57)%	(3.96)%	(2.74)%	(2.73)%	(2.27)%
Portfolio turnover rate(1)	131%	778%	468%	223%	359%	289%

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3)  For the years ended December 31, 2005 and December 31, 2004, no expenses were waived or reimbursed.

(4)  Excludes dividends on short sales.

(5)  Includes dividends on short sales.

See notes to financial statements.

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Van Wagoner Funds Notes to Financial Statements (Unaudited)

1.  Organization

Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Small-Cap Growth Fund, Growth Opportunities Fund, and Emerging Growth Fund (collectively the "Funds") are separate diversified investment portfolios of Van Wagoner Funds, Inc.

The Small-Cap Growth Fund invests primarily (at least 80% of its total assets) in small companies that the Adviser believes have the potential to be the market leaders of the future. A small size company is one that has a market capitalization that ranges from the smallest to the largest companies in the Russell 2000 Growth Index at the time of purchase.

The Growth Opportunities Fund seeks to invest in common stocks of growth companies that are already recognized as leaders in their industry, but are also known as innovators in their field. The Fund looks for companies that are still growing, usually because of a new, improved or upgraded product, service or business operation.

The Emerging Growth Fund invests primarily in common stocks of small-cap and mid-cap growth companies with the potential for above average, long-term growth.

2.  Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No.48, "Accounting for Uncertainty in Income Taxes and Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is to be implemented no later than June 29, 2007, and is to be applied to all open tax years as of the date of effectiveness. Management has evaluated the application of the Interpretation to the Funds, and does not believe that there is a significant impact on the Funds' financial statements.

In addition, in September 2006, the FASB issued Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Funds do not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements reported on the statement of operations for a fiscal period.

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19 Van Wagoner Funds Notes to Financial Statements

Van Wagoner Funds Notes to Financial Statements (Unaudited)

3.  Significant Accounting Policies

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). Such policies are consistently followed by the Funds in preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

(a)  Investment Valuation - Securities held by the Funds are valued based on their current market value. Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Securities for which there were no transactions are valued at the closing bid prices. Securities sold short for which there were no transactions are valued at the closing ask prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. The Funds value debt securities maturing within 60 days at amortized cost. If market prices are not readily available for particular securities, including private equity securities, the Funds price these securities at their fair value.

The Board of Directors has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Company calculates net asset value, the Adviser (or independent directors in the case of private equity securities) will determine the security's fair value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

(b)  Expenses - The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective average daily net assets.

(c)  Option Contracts - The Funds may purchase put options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset. When option contracts expire or are closed, realized gains or losses on the options contracts

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20

are recognized on the options contracts without regard to any unrealized gains or losses on the underlying securities.

The Funds may also write (sell) covered call options to hedge portfolio investments. When a Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, a Fund may become obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain or loss, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received increases the proceeds of the sale of the security, and the Fund realizes a gain or loss from the sale of the underlying security.

(d)  Short Positions - When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. Subsequent fluctuations in the market prices of securities sold short may cause the liability to differ from that reflected in the Statements of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. Dividends on short sales, if any, are included as a component of miscellaneous expense in the Statement of Operations. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.

(e)  Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal income tax regulations, which may differ from GAAP.

(f)  Brokerage Service and Other Arrangements - Van Wagoner Capital Management, Inc. (the "Adviser") places security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds. The amount of expenses paid through Brokerage Service Arrangements for the six months ended June 30, 2007 was $27,660, $8,236 and $34,217 in the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds, respectively.

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21 Van Wagoner Funds Notes to Financial Statements

Van Wagoner Funds Notes to Financial Statements (Unaudited)

Amounts in excess of 5% of net expenses for each Fund included in the respective expense category and in expenses paid indirectly by brokers in the Statement of Operations were $19,101 for "transfer agent fees and expenses" for the Small-Cap Growth Fund.

(g)  Other - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

4.  Federal Income Taxes

Each Fund intends to comply with the requirements of the Subchapter M of Internal Revenue Code necessary to continue to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders, which will be sufficient to relieve it from all or substantially all federal income taxes.

The Funds intend to retain capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. For federal income tax purposes, the Funds had capital loss carryforwards at December 31, 2006 as follows:

Date of Expiration	Small-Cap Growth	Growth Opportunities	Emerging Growth
2009	$—	$—	$237,144,194
2010	24,086,621	—	174,822,268
2011	19,406,798	—	73,869,977
2012	5,158,565	20,460	23,566,789
2013	679,356	—	9,299,078
Total	$49,331,340	$20,460	$518,702,306

The book cost of securities at June 30, 2007, for the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds was $8,709,001, $8,150,966 and $24,149,528, respectively.

At June 30, 2007, gross unrealized appreciation and depreciation on investments were as follows:

Fund	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation on investments
Small-Cap Growth	$1,824,793	$(313,979)	$1,510,814
Growth Opportunities	1,660,587	(286,877)	1,373,710
Emerging Growth	5,292,128	(831,485)	4,460,643

The book basis and tax basis of net unrealized appreciation (depreciation) on investments differs primarily as a result of the tax deferral of losses on wash sales.

At December 31, 2006, the components of accumulated earnings/deficit on a tax basis were as follows:

Fund	Net unrealized appreciation on investments	Accumulated capital and other losses	Total accumulated earnings/deficit
Small-Cap Growth	$865,464	$(49,331,340)	$(48,465,876)
Growth Opportunities	796,866	(20,460)	776,406
Emerging Growth	2,934,163	(518,702,306)	(515,768,143)

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5.  Investment Advisory Agreement and Related Party Transactions

Each Fund has an agreement with Van Wagoner Capital Management, Inc., the Adviser, to furnish investment advisory services to the Funds. Effective March 1, 2003, the commencement of operations of the Growth Opportunities Fund, and September 1, 2003, for the Small-Cap Growth and Emerging Growth Funds, under the terms of each agreement, the Adviser is compensated at a basic fee of 1.25% of average daily net assets for the performance period for each of the Funds. The basic fee may be adjusted upward or downward (by up to 0.25% of the Fund's average daily net assets for the performance period), depending on whether and to what extent the investment performance of the Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the benchmark over the same period. The benchmark for the Small-Cap Growth Fund and the Emerging Growth Fund is the Lipper Small-Cap Growth Funds Index. The Lipper Small-Cap Growth Funds Index is an equal dollar weighted index consisting of the largest mutual funds within the small-cap growth fund classification, as defined by Lipper, Inc. The benchmark for the Growth Opportunities Fund is the Lipper Mid-Cap Growth Funds Index. The Lipper Mid-Cap Growth Funds Index is an equal dollar weighted index of the largest mutual funds in the mid-cap growth fund classification, as defined by Lipper, Inc. Each 0.10% of difference of each Fund's performance compared to the performance of its benchmark is multiplied by a performance adjustment of 0.025%, up to a maximum adjustment of 0.25% (as an annual rate). The performance period consists of the prior 36 calendar months, and is also referred to as a rolling 36-month period. The performance fee adjustment for the six months ended June 30, 2007 caused the advisory fee to decrease $26,022, $24,044 and $72,293 for the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds, respectively.

Effective July 1, 2006, the Adviser has agreed to voluntarily waive investment advisory fees exceeding 1.00% of current average daily net assets for the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds. The Adviser has agreed to voluntarily waive its fees to 1.00% of current average daily net assets indefinitely.

The Funds do not compensate their officers who are officers of the Adviser. For the six months ended June 30, 2007, the Funds made no payments to their directors and officers except for directors' fees paid to or accrued for independent directors and the compensation paid to or accrued for the Funds' President, Treasurer, Secretary and Chief Compliance Officer.

PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provides the Funds with administrative services pursuant to an administration agreement. The services include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws.

6.  Service and Distribution Plan

The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets.

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23 Van Wagoner Funds Notes to Financial Statements

Van Wagoner Funds Notes to Financial Statements (Unaudited)

7.  Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 2007, were as follows:

Fund	Purchases	Sales
Small-Cap Growth	$15,014,545	$17,690,052
Growth Opportunities	13,567,573	15,790,081
Emerging Growth	39,971,880	48,104,436

8.  Contingencies

(a)  Indemnification Arrangements - In the normal course of business, the Funds enter into contracts that provide for general indemnifications to the counterparties to those contracts. The Company has not made any payments related to such arrangements for the six months ended June 30, 2007. The Funds' maximum exposure under these arrangements is dependent upon claims that may be made against the Funds in the future and, therefore, cannot be estimated. The Company believes that the outcome of these arrangements will not have a material adverse effect on the results of operations or net asset values of the Funds.

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Van Wagoner Funds Additional Information for Shareholders

Proxy Voting Policy and Voting Record

Van Wagoner Capital Management, Inc., the Funds' Adviser, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling 1-800-228-2121. It is also available on the SEC's website at www.sec.gov.

In addition, each Fund's complete proxy voting record for the 12 months ended June 30, 2007 is available without charge, upon request, by calling toll free 1-800-228-2121. It is also available on the SEC's website at www.sec.gov.

Quarterly Portfolio Disclosure

The Funds file their complete Schedule of Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of the fiscal quarter. The Funds' Form N-Q is available on the SEC's website at www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds' Form N-Q is available, without charge, upon request, by calling toll free 1-800-228-2121.

Van Wagoner Funds Additional Information for Shareholders

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VW408O  0607

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Please mail correspondence to:

Van Wagoner Funds
P.O. Box 9682
Providence, RI 02940-9682

Express mail or overnight deliveries
should be sent to:

Van Wagoner Funds
101 Sabin Street
Pawtucket, RI 02860

1-800-228-2121

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Semi-Annual Report

June 30, 2007
(Unaudited)

Post-Venture Fund*

Mid-Cap Growth Fund*

Technology Fund*

(*In Liquidation)

This report is submitted for the general information of shareholders of Van Wagoner Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds. The Prospectus gives details about charges, investment objectives, risks and operating policies of the Funds. Read the Prospectus carefully.

Van Wagoner Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406

Van Wagoner Funds Semi-Annual Report (In Liquidation)

Dear Shareholder:

An Important Reminder...

The Van Wagoner Post-Venture, Technology and Mid-Cap Funds are liquidating and no longer accepting new investments.

We appreciate your investment with the Van Wagoner Funds and want to take a moment to remind you that the Van Wagoner Fund(s) that you are currently invested in is in the process of liquidating and is not actively invested in the stock market.

The Board of Directors of the Van Wagoner Funds, Inc. decided to liquidate each of the Post-Venture Fund, the Mid-Cap Growth Fund and the Technology Fund (the "Liquidating Funds") in April 2003. Accordingly, each of the Liquidating Funds liquidated its equity investments in an orderly fashion and has invested the proceeds in high quality short-term money market instruments. The Liquidating Funds will not be able to achieve their investment objective of capital appreciation to the extent they invest in money market instruments since these securities earn interest, but do not appreciate in value. The interest earned on these money market instruments by each of the Liquidating Funds is substantially less than the expenses of that Fund. This is expected to continue in the future.

As a current shareholder in the Liquidating Funds, in order to participate in the stock market, you have two options available to you:

1) Transfer your existing investment into one of the open Van Wagoner Funds—Emerging Growth, Small-Cap Growth, or Growth Opportunities; or

2) Redeem your account.

We appreciate your patronage.

Sincerely,

Garrett R. Van Wagoner

Van Wagoner Funds Semi-Annual Report

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Van Wagoner Funds Portfolio Holdings Summary

Sector Weightings (Unaudited)

As of June 30, 2007, the Van Wagoner Funds' portfolios were invested in the following sectors:

Post-Venture Fund
Short-Term Instruments	100.00%
Total	100.00%
Technology Fund
Short-Term Instruments	100.00%
Total	100.00%

Mid-Cap Growth Fund
Short-Term Instruments	100.00%
Total	100.00%

As a percentage of total investments as of June 30, 2007. Holdings are subject to change.

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Van Wagoner Funds Expense Example (Unaudited)

We believe it is important for shareholders to have a clear understanding of Fund expenses and the impact they can have on investment return. The following example is presented to illustrate a shareholder's cost of owning the Van Wagoner Funds.

Example

As a shareholder of the Van Wagoner Funds, you incur ongoing costs, including distribution and service (12b-1) fees and other fund expenses. The Funds currently do not charge any transaction costs, such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; or exchange fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in each of these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period in each Fund.

Hypothetical Example For Comparison Purposes

The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in each of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only in each of the Funds. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

  For the Period January 1, 2007 to June 30, 2007

Post-Venture Fund	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$974.30	12.61%	$62.08
Hypothetical 5% Return	$1,000.00	$962.04	12.61%	$61.69
Mid-Cap Growth Fund
Actual Fund Return	$1,000.00	$949.50	17.46%	$84.88
Hypothetical 5% Return	$1,000.00	$937.85	17.46%	$84.38
Technology Fund
Actual Fund Return	$1,000.00	$967.70	13.30%	$65.26
Hypothetical 5% Return	$1,000.00	$958.60	13.30%	$64.96

*Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Van Wagoner Funds Expense Example

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Van Wagoner Funds Schedule of Investments (In Liquidation)

June 30, 2007 (Unaudited)

Van Wagoner Post-Venture Fund
Market Value
SHORT-TERM INVESTMENT 100.02%
PNC Bank Money Market Account, 4.76%	$1,813,222
Total Short-Term Investment (Cost $1,813,222)	1,813,222
Total Investments 100.02%
(Cost $1,813,222)	1,813,222
Liabilities in Excess of Other Assets (0.02)%	(422)
NET ASSETS 100.00%	$1,812,800
Van Wagoner Mid-Cap Growth Fund
Market Value
SHORT-TERM INVESTMENT 102.16%
PNC Bank Money Market Account, 4.76%	$957,190
Total Short-Term Investment (Cost $957,190)	957,190
Total Investments 102.16%
(Cost $957,190)	957,190
Liabilities in Excess of Other Assets (2.16)%	(20,259)
NET ASSETS 100.00%	$936,931

Van Wagoner Technology Fund
Market Value
SHORT-TERM INVESTMENT 100.12%
PNC Bank Money Market Account, 4.76%	$1,685,844
Total Short-Term Investment (Cost $1,685,844)	1,685,844
Total Investments 100.12%
(Cost $1,685,844)	1,685,844
Liabilities in Excess of Other Assets (0.12)%	(1,986)
NET ASSETS 100.00%	$1,683,858

See notes to financial statements.

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Van Wagoner Funds Financial Statements

Van Wagoner Funds Statements of Assets and Liabilities (In Liquidation)

June 30, 2007 (Unaudited)

	POST- VENTURE FUND	MID-CAP GROWTH FUND	TECHNOLOGY FUND
ASSETS:
Investments, at value (cost $1,813,222, $957,190 and $1,685,844)	$1,813,222	$957,190	$1,685,844
Cash	—	1	1
Interest receivable	6,815	3,584	6,537
Prepaid expenses and other assets	23,909	14,036	23,631
Total Assets	1,843,946	974,811	1,716,013
LIABILITIES:
Payable for fund shares redeemed	54	8,508	1,612
Accrued audit fees	5,886	6,401	5,946
Accrued distribution fees	1,012	1,140	1,034
Accrued fund accounting and administration fees	15,243	15,243	15,243
Accrued transfer agent fees and expenses	5,759	—	3,192
Accrued expenses and other liabilities	3,192	6,588	5,128
Total Liabilities	31,146	37,880	32,155
NET ASSETS	$1,812,800	$936,931	$1,683,858
NET ASSETS CONSIST OF:
Capital stock	$543,912,684	$214,973,290	$419,235,231
Accumulated net investment loss	(79,210)	(66,073)	(78,094)
Accumulated net realized loss on investments	(542,020,674)	(213,970,286)	(417,473,279)
Net Assets	$1,812,800	$936,931	$1,683,858
CAPITAL STOCK, $0.0001 par value
Authorized	100,000,000	100,000,000	100,000,000
Issued and outstanding	683,883	332,198	374,647
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (NET ASSETS/SHARES OUTSTANDING)	$2.65	$2.82	$4.49

See notes to financial statements.

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Van Wagoner Funds Statements of Operations (In Liquidation)

Six Months Ended June 30, 2007 (Unaudited)

	POST- VENTURE FUND	MID-CAP GROWTH FUND	TECHNOLOGY FUND
INVESTMENT INCOME:
Interest	$45,016	$23,451	$41,328
Total Investment Income	45,016	23,451	41,328
EXPENSES:
Fund accounting and administration fees	45,243	45,243	45,243
Transfer agent fees and expenses	38,986	16,664	35,632
Printing and postage expenses	11,724	6,149	10,514
Professional fees	9,270	6,948	8,865
Directors' and officer's fees, salary and expenses	6,298	4,604	7,007
Insurance	3,678	2,177	3,400
Custody fees	2,862	2,866	2,843
Distribution fees	1,478	769	1,347
Miscellaneous expenses	4,687	4,104	4,571
Total Expenses	124,226	89,524	119,422
NET INVESTMENT LOSS	(79,210)	(66,073)	(78,094)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	24,113	14,057	20,226
Change in net unrealized appreciation on investments	—	—	—
	24,113	14,057	20,226
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(55,097)	$(52,016)	$(57,868)

Van Wagoner Funds Financial Statements

See notes to financial statements.

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Van Wagoner Funds Statements of Changes in Net Assets (In Liquidation)

	POST-VENTURE FUND		MID-CAP GROWTH FUND
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
OPERATIONS:
Net investment loss	$(79,210)	$(140,549)	$(66,073)	$(115,742)
Net realized gain on investments	24,113	279,713	14,057	130,419
Change in net unrealized appreciation on investments	—	—	—	—
Net increase (decrease) in net assets resulting from operations	(55,097)	139,164	(52,016)	14,677
CAPITAL SHARE TRANSACTIONS:
Redemption of shares	(262,698)	(765,912)	(136,305)	(727,289)
Net decrease from share transactions	(262,698)	(765,912)	(136,305)	(727,289)
TOTAL DECREASE IN NET ASSETS	(317,795)	(626,748)	(188,321)	(712,612)
NET ASSETS:
Beginning of period	2,130,595	2,757,343	1,125,252	1,837,864
End of period	$1,812,800	$2,130,595	$936,931	$1,125,252
Accumulated net investment loss	$(79,210)	$—	$(66,073)	$—
TRANSACTIONS IN SHARES:
Shares redeemed	(98,144)	(302,333)	(47,254)	(258,462)
Net decrease	(98,144)	(302,333)	(47,254)	(258,462)

See notes to financial statements.

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	TECHNOLOGY FUND
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
OPERATIONS:
Net investment loss	$(78,094)	$(142,267)
Net realized gain on investments	20,226	214,340
Change in net unrealized appreciation on investments	—	—
Net increase (decrease) in net assets resulting from operations	(57,868)	72,073
CAPITAL SHARE TRANSACTIONS:
Redemption of shares	(217,019)	(698,231)
Net decrease from share transactions	(217,019)	(698,231)
TOTAL DECREASE IN NET ASSETS	(274,887)	(626,158)
NET ASSETS:
Beginning of period	1,958,745	2,584,903
End of period	$1,683,858	$1,958,745
Accumulated net investment loss	$(78,094)	$—
TRANSACTIONS IN SHARES:
Shares redeemed	(47,489)	(158,642)
Net decrease	(47,489)	(158,642)

Van Wagoner Funds Financial Statements

See notes to financial statements.

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Van Wagoner Funds Financial Highlights

For a Fund Share Outstanding Throughout the Period

POST-VENTURE FUND

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended Dec. 31, 2006	Year Ended Dec. 31, 2005	Year Ended Dec. 31, 2004	Year Ended Dec. 31, 2003	Year Ended Dec. 31, 2002
Net Asset Value, Beginning of Period	$2.72	$2.54	$2.89	$2.96	$3.28	$10.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.12)	(0.18)	(0.20)	(0.19)	(0.22)	(0.14)
Net realized and unrealized gains (losses) on investments	0.05	0.36	(0.15)	0.12	(0.10)	(6.62)
Total from investment operations	(0.07)	0.18	(0.35)	(0.07)	(0.32)	(6.76)
Net Asset Value, End of Period	$2.65	$2.72	$2.54	$2.89	$2.96	$3.28
Total Return(1)	(2.57)%	7.09%	(12.11)%	(2.37)%	(9.76)%	(67.33)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)	$1,813	$2,131	$2,757	$4,517	$8,010	$34,143
Ratio of expenses to average net assets:
Net of waivers and reimbursements(2)(3)	12.61%	10.44%	8.70%	5.65%	3.37%	2.00%
Before waivers and reimbursements(2)	12.61%	10.44%	8.70%	5.65%	4.49%	3.25%
Ratio of net investment loss to average net assets:
Net of waivers and reimbursements(2)(3)	(8.04)%	(6.12)%	(6.33)%	(5.06)%	(3.16)%	(1.97)%
Before waivers and reimbursements(2)	(8.04)%	(6.12)%	(6.33)%	(5.06)%	(4.28)%	(3.22)%
Portfolio turnover rate(1)	0%	0%	0%	0%	167%	242%

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3)  For the periods ended June 30, 2007, December 31, 2006, 2005 and 2004, no expenses were waived or reimbursed.

See notes to financial statements.

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Van Wagoner Funds Financial Highlights

For a Fund Share Outstanding Throughout the Period

MID-CAP GROWTH FUND

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended Dec. 31, 2006	Year Ended Dec. 31, 2005	Year Ended Dec. 31, 2004	Year Ended Dec. 31, 2003	Year Ended Dec. 31, 2002
Net Asset Value, Beginning of Period	$2.97	$2.88	$3.19	$3.26	$3.42	$6.82
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.20)	(0.31)	(0.23)	(0.20)	(0.23)	(0.10)
Net realized and unrealized gains (losses) on investments	0.05	0.40	(0.08)	0.13	0.07	(3.30)
Total from investment operations	(0.15)	0.09	(0.31)	(0.07)	(0.16)	(3.40)
Net Asset Value, End of Period	$2.82	$2.97	$2.88	$3.19	$3.26	$3.42
Total Return(1)	(5.05)%	3.13%	(9.43)%	(2.45)%	(4.68)%	(49.85)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)	$937	$1,125	$1,838	$2,973	$4,685	$19,530
Ratio of expenses to average net assets:
Net of waivers and reimbursements(2)(3)	17.46%	12.41%	8.76%	5.76%	3.44%	2.00	%(4)
Before waivers and reimbursements(2)	17.46%	12.41%	8.76%	5.76%	4.34%	3.01	%(4)
Ratio of net investment loss to average net assets:
Net of waivers and reimbursements(2)(3)	(12.89)%	(8.11)%	(6.34)%	(5.13)%	(3.19)%	(1.79)%
Before waivers and reimbursements(2)	(12.89)%	(8.11)%	(6.34)%	(5.13)%	(4.09)%	(2.80)%
Portfolio turnover rate(1)	0%	0%	0%	0%	253%	502%

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3)  For the periods ended June 30, 2007, December 31, 2006, 2005 and 2004, no expenses were waived or reimbursed.

(4)  Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of waivers and reimbursements and before waivers and reimbursements would be 2.01% and 3.02% for the year ended December 31, 2002.

Van Wagoner Funds Financial Statements

See notes to financial statements.

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Van Wagoner Funds Financial Highlights

For a Fund Share Outstanding Throughout the Period

TECHNOLOGY FUND

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended Dec. 31, 2006	Year Ended Dec. 31, 2005	Year Ended Dec. 31, 2004	Year Ended Dec. 31, 2003	Year Ended Dec. 31, 2002
Net Asset Value, Beginning of Period	$4.64	$4.45	$4.93	$5.07	$5.45	$15.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.21)	(0.34)	(0.36)	(0.35)	(0.40)	(0.20)
Net realized and unrealized gains (losses) on investments	0.06	0.53	(0.12)	0.21	0.02	(10.29)
Total from investment operations	(0.15)	0.19	(0.48)	(0.14)	(0.38)	(10.49)
Net Asset Value, End of Period	$4.49	$4.64	$4.45	$4.93	$5.07	$5.45
Total Return(1)	(3.23)%	4.27%	(9.74)%	(2.76)%	(6.97)%	(65.81)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)	$1,684	$1,959	$2,585	$4,099	$7,670	$35,979
Ratio of expenses to average net assets:
Net of waivers and reimbursements(2)(3)	13.30%	10.86%	9.03%	5.93%	3.42%	2.00%
Before waivers and reimbursements(2)	13.30%	10.86%	9.03%	5.93%	4.35%	3.05%
Ratio of net investment loss to average net assets:
Net of waivers and reimbursements(2)(3)	(8.70)%	(6.54)%	(6.64)%	(5.34)%	(3.19)%	(1.96)%
Before waivers and reimbursements(2)	(8.70)%	(6.54)%	(6.64)%	(5.34)%	(4.12)%	(3.01)%
Portfolio turnover rate(1)	0%	0%	0%	0%	147%	260%

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3)  For the periods ended June 30, 2007, December 31, 2006, 2005 and 2004, no expenses were waived or reimbursed.

See notes to financial statements.

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Van Wagoner Funds Notes to Financial Statements (In Liquidation) (Unaudited)

1.  Organization

Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Post-Venture Fund, Mid-Cap Growth Fund and Technology Fund (collectively the "Funds" or the "Liquidating Funds") are separate diversified investment portfolios of Van Wagoner Funds, Inc.

The Board of Directors of Van Wagoner Funds, Inc. approved a plan to liquidate each of the Funds effective March 1, 2003. Accordingly, each of the Funds has liquidated its investments in an orderly fashion and invested the proceeds in high quality short-term money market instruments. The Funds will not be able to achieve their investment objective of capital appreciation to the extent they invest in money market instruments since these securities earn interest but do not appreciate in value.

2.  Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No.48, "Accounting for Uncertainty in Income Taxes and Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is to be implemented no later than June 29, 2007, and is to be applied to all open tax years as of the date of effectiveness. Management has evaluated the application of the

Interpretation to the Funds, and does not believe that there is a significant impact on the Funds' financial statements.

In addition, in September 2006, the FASB issued Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Funds do not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements reported on the statement of operations for a fiscal period.

3.  Significant Accounting Policies

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). Such policies are consistently followed by the Funds in preparation of their financial statements. The Funds changed their basis of accounting under accounting principles generally accepted in the United States of America from a going concern basis to a liquidation basis as of March 1, 2003. The effect of liquidation accounting had

Van Wagoner Funds Notes to Financial Statements

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Van Wagoner Funds Notes to Financial Statements (In Liquidation) (Unaudited)

no material affect on the financial statements of the Funds as assets and liabilities were already stated at fair value. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

(a)  Investment Valuation - Securities held by the Funds are valued based on their current market value. Debt instruments maturing within 60 days are value by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value. Fair values so determined may not reflect the prices at which those securities could have been sold. The Board of Directors has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

(b)  Expenses - The Funds are charged for those expenses that are directly attributable to each Fund, such as custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective average daily net assets.

(c)  Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal income tax regulations, which may differ from GAAP.

(d)  Other - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

4.  Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to continue to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders, which will be sufficient to relieve it from all or substantially all federal income taxes.

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For Federal income tax purposes, the Funds had capital loss carryforwards at December 31, 2006, as shown below. It is unlikely the Funds will realize the benefits of these capital loss carryforwards before they expire. Fund liquidation will result in a loss of this benefit.

Date of Expiration	Post-Venture	Mid-Cap Growth	Technology
2008	$102,677,255	$24,341,154	$47,832,692
2009	208,568,549	119,593,823	188,389,347
2010	167,738,630	56,452,576	132,184,745
2011	49,142,144	7,417,678	37,716,740
2012	9,057,950	3,856,091	7,074,062
2013	4,860,259	2,323,021	4,295,919
	$542,044,787	$213,984,343	$417,493,505

The cost of securities on a Federal tax basis at June 30, 2007, for the Post-Venture, Mid-Cap Growth and Technology Funds was the same as the book basis.

As of December 31, 2006, the components of accumulated deficit on a tax basis were as follows:

Fund	Accumulated capital and other losses	Total accumulated deficit
Post-Venture	$(542,044,787)	$(542,044,787)
Mid-Cap Growth	(213,984,343)	(213,984,343)
Technology	(417,493,505)	(417,493,505)

5.  Investment Advisory Agreement and Related Party Transactions

Effective April 30, 2003, Van Wagoner Capital Management, Inc. (the "Adviser") terminated its investment advisory agreements with the Liquidating Funds. The Adviser also terminated the agreement to limit the total expenses (excluding interest, dividends on short sales, taxes, brokerage and extraordinary expenses) to the annual rate of 2.00% of each Liquidating Fund's average net assets. Since that date, the officers and Board of Directors of Van Wagoner Funds, Inc. have overseen the continued orderly liquidation of the Funds.

The Funds do not compensate their officers who are officers of the Adviser. For the six months ended June 30, 2007, the Funds made no payments to their directors and officers except for directors' fees paid to or accrued for independent directors and the compensation paid to or accrued for the Funds' President, Treasurer, Secretary and Chief Compliance Officer.

PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provides the Funds with administrative services pursuant to an administration agreement. The services include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws.

6.  Service and Distribution Plan

The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of

Van Wagoner Funds Notes to Financial Statements

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15

Van Wagoner Funds Notes to Financial Statements (In Liquidation) (Unaudited)

their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets.

Although the Liquidating Funds are no longer selling their shares, they are contractually obligated to make payments to persons that provide personal services to investors or who maintain shareholder accounts.

7.  Investment Transactions

There were no purchases or sales of securities by the Funds except as to short-term investments. Realized gain on investments was the result of proceeds from class action settlements of securities formerly held by the Funds.

8.   Contingencies

(a)  Indemnification Arrangements - In the normal course of business, the Funds enter into contracts that provide for general indemnifications to the counterparties to those contracts. The Company has not made any payments related to such arrangements for the six months ended June 30, 2007. The Funds' maximum exposure under these arrangements is dependent upon claims that may be made against the Funds in the future and, therefore, cannot be estimated. The Company believes that the outcome of these arrangements will not have a material adverse effect on the results of operations or net asset values of the Funds.

1-800-228-2121
16

Van Wagoner Funds Additional Information for Shareholders

Proxy Voting Policy and Voting Record

Van Wagoner Capital Management, Inc., is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling 1-800-228-2121. It is also available on the SEC's website at www.sec.gov.

In addition, each Fund's complete proxy voting record for the 12 months ended June 30, 2007 is available without charge, upon request, by calling toll free 1-800-228-2121. It is also available on the SEC's website at www.sec.gov.

Quarterly Portfolio Disclosure

The Funds file their complete Schedule of Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of the fiscal quarter. The Funds' Form N-Q is available on the SEC's website at www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds' Form N-Q is available, without charge, upon request, by calling toll free 1-800-228-2121.

Van Wagoner Funds Additional Information for Shareholders

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17

VW410C  0607

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VW410C  0607

Please mail correspondence to:

Van Wagoner Funds
P.O. Box 9682
Providence, RI 02940-9682

Express mail or overnight deliveries
should be sent to:

Van Wagoner Funds
101 Sabin Street
Pawtucket, RI 02860

1-800-228-2121

ADDRESS SERVICE REQUESTED

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Van Wagoner Funds, Inc.

By (Signature and Title)*	/s/ Susan Freund
Susan Freund, Chief Executive Officer & Chief
Financial Officer
(principal executive officer)

Date	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Susan Freund
Susan Freund, Chief Executive Officer & Chief
Financial Officer
(principal executive officer & principal financial officer)

Date	August 27, 2007

* Print the name and title of each signing officer under his or her signature.